UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2022

Item 1. Reports to Stockholders.

(a)

REGAN TOTAL RETURN INCOME FUND

INSTITUTIONAL CLASS (RCIRX)

INVESTOR CLASS (RCTRX)

ANNUAL REPORT TO SHAREHOLDERS
September 30, 2022

Regan Total Return Income Fund

Letter to Shareholders (Unaudited)

September 30, 2022

September 30, 2022

Dear Shareholder,

The Regan Total Return Income Fund (‘Fund’) is an open-end mutual fund that seeks to provide a high level of risk adjusted current income and capital appreciation, primarily investing in seasoned, senior, mortgage-backed securities. The Fund is intended to be a solution for investors that are looking for high current income, with low duration and low credit risk. By focusing on high quality, income-producing instruments, the strategy seeks to outperform traditional total return strategies while taking on less risk.

The Fund recently completed its second full year of operation. The Fund was launched on October 1st, 2020 and has delivered strong results since inception. Assets under management have grown to $185mm as of September 30, 2022, increasing from $65mm as at the end of the first year. We’re continuing to see strong demand persist, particularly from RIA and Wealth Advisor channels as more clients are identifying this Fund as a solution for their portfolio needs or adding to their existing allocations as the Fund continues to deliver consistently strong results. The Fund is very well positioned for its third year, particularly considering the market headwinds. We remain excited with the prospect of assisting our investors in meeting their investment goals.

Performance for the Fiscal Year Ended September 30, 2022

As of September 30, 2022, the Fund’s institutional class shares (RCIRX) returned 13.07% since inception on October 1, 2020. The investor class (RCTRX) shares have returned a positive 12.53% since inception.

The Bloomberg U.S. Aggregate Bond Index, which serves as the benchmark for the Fund had a negative return of -15.36% across the same period.

Regan Total Return Income Fund – Institutional Share Class (RCIRX)

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2021										0.78%	0.10%	0.27%	7.18%
2022	0.20%	0.00%	-0.54%	-0.41%	-0.72%	-0.67%	0.32%	0.21%	-1.19%				-2.77%

Regan Total Return Income Fund – Investor Share Class (RCTRX)

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2021										0.77%	0.10%	0.18%	6.89%
2022	0.20%	0.00%	-0.52%	-0.51%	-0.71%	-0.71%	0.31%	0.21%	-1.22%				-2.92%

A breakdown of distributions can be found below:

Regan Total Return Income Fund – Institutional Share Class (RCIRX)

	December 2021	March 2022	June 2022	September 2022
Ordinary
Income	1.06%	0.78%	1.52%	1.24%
Dividends
Capital Gains
Distributions	0.21%	—	—	—
(Short-Term)

Regan Total Return Income Fund – Investor Share Class (RCTRX)

	December 2021	March 2022	June 2022	September 2022
Ordinary
Income	1.08%	0.68%	1.45%	1.19%
Dividends
Capital Gains
Distributions	0.21%	—	—	—
(Short-Term)

Growth of $10,000: October 1, 2021 Through September 30, 2022

The chart below shows the growth of $10,000 from 10/1/2021 to 9/30/2022 based on the returns of the insitutional share class of Regan Total Return Income Fund, the Bloomberg U.S. Aggregate Bond Index, or the Bloomberg US Corporate High Yield Index. Note that investors cannot directly invest in an index and unmanaged index returns do not reflect any fees or expenses.

Market and Portfolio Commentary

Regan Capital launched Regan Total Return Income Fund in October 2020 to capitalize on the firm’s institutional investment framework with a broader base of investors. While corporate, municipal, and total return strategies are broadly available to the public via mutual funds and ETFs, that is not the case for non-agency RMBS. From our calculations, there is only approximately $20bn in non-agency RMBS mutual funds available to institutions and investors out of a $1.5 trillion market. Our mutual fund brings investors the ability to gain exposure to RMBS with potential yields of 8% - 10% in a daily liquid vehicle while simultaneously managing exposures to interest rate and credit risks. We anticipate our mutual fund to fill the void that exists, eventually growing to several billion in assets.

We continue to manage potential risks that could arise from withdrawls; the Fund will typically maintain a 15%+ cash position, in light of what happened to RMBS mutual funds in March 2020. Within our cash allocation, we invest in short-term treasury bills that boast significant yield advantages to money market funds, while maintaining high levels of liquidity. Non-agency RMBS funds saw an average drawdown from redemptions of 17% through  March 2020, resulting in forced selling that significantly affected returns. In addition to a large cash buffer, the Fund primarily focuses on senior, high quality paper, that saw the least amount of markdowns in March 2020. The Fund’s securities portfolio comprises 97.5% non-agency RMBS and 2.5% agency RMBS. While it is possible that this ratio of non-agency to agency will change over time, the Fund will focus primarily on the non-agency side. The Fund purchases the majority of its bonds at a discount to par (<$100), which creates upside to stronger housing through prepayments and deal calls. Additionally, the Fund will aim to minimize duration risk as much as possible, in an effort to protect investors from a potential rise in rates over the coming years. We achieve this by maintaining a portfolio of mostly floating rate securites. As of September 30, 2022, the portfolio held approximately 57% floating rate assets.

10-year treasuries that were yielding 1.46% as of 10/1/21 are yielding 3.83% as of 9/30/22. The 2.37% move in treasury yields combined with spread widening punished investors who owned long duration assets over the past year. With traditional fixed income, corporate and municipal bonds, the timing of cashflows from semi-annual interest payments and return of principal at maturity results in inherently higher duration and sensitivity to interest rates. By owning most traditional fixed income, you’re making a bet that interest rates will fall. Why is that? The majority of outstanding debt in most funds has been issued within the last five years, is low coupon, and is very long dated. For example, if you were to take a look at the top 15% of positions within the Bloomberg U.S. Aggregate Bond Index (AGG) as of 9/30/22, you’d see a weighted average coupon (WAC) of 2.58%, weighted average price of $88, and a weighted average duration of 6.13 years. Similarly, the duration on most major indices remains stuck at 6-7 years, yields hover between 5-7% and YTD returns are on average -15%. While yields have risen to decade highs, the market has given up 3+ years of income and is still very sensitive to any further rise in interest rates or widening in spreads. Regan Total Return Income Fund has minimized losses this fiscal year and is now able to take advantage of a market trading at much higher yields.

The legacy non-agency RMBS market offers a unique opportunity to purchase high yielding floating rate assets that are senior in the capital stack. This allows Regan to manage the portfolio’s duration without hedging and minimize interest rate exposure. Mortgage bonds amortize; as the bonds pay investors both principal and interest on a monthly basis, our holdings de-risk and gain in value as time passes. This allows us to recoup our investment quickly into a rising yield environment and to effectively manage the portfolio’s interest rate sensitivity.

We’re now seeing the most compelling risk-adjusted returns in non-agency RMBS since 2012. According to S&P/Case-Schiller U.S. National Hope Price Index, single-family home prices have increased 126% from 1/1/2012 to 8/31/22. The built-up equity borrowers have in their homes has increased dramatically, making legacy RMBS safer over time, yet given the selloff in fixed income markets this year, coupled with industry-wide redemptions, we have been able to invest in senior bonds that were originally AAA at 8-11% yields. At present, there are more sellers than buyers which has resulted in an opportunity to purchase RMBS at extremely attractive yields.

We maintain a positive outlook for this asset class and expect to continue meeting our goals of managing this Fund in a manner that generates attractive risk-adjusted returns with high levels of current income.

Thank you for your continued support.

Skyler Weinand, CFA

Chief Investment Officer

The opinions expressed above are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedule of Investments in the report for more complete information regarding Fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Past performance does not guarantee future results.

Mutual fund investing involves risk and principal loss is possible. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of, including credit risk, prepayment risk, possible illiquidity, and default, as well as increased susceptibility to adverse economic developments. Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer term debt securities. Investments in lower-rated and nonrated securities present a greater risk of loss of principal and interest than higher -rated securities do. For more information on these risks and other risks of the fund, please see the Prospectus. Registration with the SEC does not in any way constitute an endorsement by the SEC of an investment advisor’s skill or expertise.

The Bloomberg U.S. Aggregate Bond Index is a broad benchmark index for the U.S. bond market that covers all major types of bonds, including taxable corporate bonds, Treasury bonds, and municipal bonds.

Residential mortgage-backed securities (RMBS) are a debt-based security (similar to a bond), backed by the interest paid on loans for residences. An RMBS is constructed by one of two sources: a government agency such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), or by a non-agency investment-banking firm.

Must be preceded or accompanied by a prospectus.

The Regan Total Return Income Fund is distributed by Quasar Distributors, LLC.

Regan Total Return Income Fund

Performance Summary (Unaudited)

September 30, 2022

Comparison of a Hypothetical $10,000 Investment

in the Regan Total Return Income Fund - Institutional Class

and the Bloomberg U.S. Aggregate Bond Index

Investment Returns

For the Period Ended September 30, 2022

			Annualized
	6-Months	1-Year	Since Inception*
Regan Total Return Income Fund
Institutional Class	-2.44%	-1.65%	6.34%
Investor Class	-2.61%	-1.91%	6.09%
Bloomberg U.S. Aggregate Bond Index (1)	-9.22%	-14.60%	-8.00%

*	Inception date on October 1, 2020.

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based fixed-income index that includes government Treasury securities, corporate bonds, mortgage-backed securities, asset-backed securities and munis to simulate the universe of bonds in the market.

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 1.800.44.REGAN or visit the Fund’s website at www.reganfunds.com.

The gross expense ratios as stated in the prospectus dated January 30, 2022 are 5.24% and 2.57% for the Investor Class and Institutional Class, respectively. The net expense ratios are 1.61% and 1.31% for the Investor Class and Institutional Class, respectively, with contractual fee waivers through January 31, 2023.

Regan Total Return Income Fund

Expense Example (Unaudited)

September 30, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022 (the “period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Regan Total Return Income Fund

Expense Example Cont. (Unaudited)

September 30, 2022

Expenses Paid During the Period

				Expenses
	Beginning	Ending	Annualized	Paid
	Account	Account	Expense	During the
	Value	Value	Ratio	Period(1)
Regan Total Return Income Fund
Institutional Class
Actual Fund Return (1)	$1,000.00	$975.60	1.30%	$6.44
Hypothetical 5% Return (2)	$1,000.00	$1,018.55	1.30%	$6.58
Investor Class
Actual Fund Return (1)	$1,000.00	$973.90	1.55%	$7.67
Hypothetical 5% Return (2)	$1,000.00	$1,017.30	1.55%	$7.84

(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 183/365. The expense ratios reflect an expense waiver. The returns assume all dividends and distributions were reinvested.

Regan Total Return Income Fund

Allocation of Portfolio Holdings (Unaudited)

September 30, 2022

(Calculated as a percentage of Total Investments)

*	Short Term Investments consist of amounts held in money market funds and US Treasury Bills.

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

	Principal Amount	Value
ASSET BACKED SECURITIES ― 28.6%
Ace Securities Corp.
Series 2006-ASL1, Class A, 3.364% (1 Month USD LIBOR + 0.280%), 02-25-2036 (2)	$288,812	$42,562
Series 2006-HE4, Class A2B, 3.304% (1 Month LIBOR USD + 0.220%), 10-25-2036 (2)	2,321,823	974,589
Series 2006-ASAP5, Class A2D, 3.604% (1 Month LIBOR USD + 0.520%), 10-25-2036 (2)	2,021,794	737,505
Series 2006-ASAP6, Class A2D, 3.524% (1 Month LIBOR USD + 0.440%), 12-26-2036 (2)	2,768,849	1,028,359
Series 2007-D1, Class A4, 6.930%, 02-25-2038 (3)(4)	817,695	670,023
Aegis Asset Backed Securities Trust
Series 2004-2, Class M3, 5.484% (1 Month LIBOR USD + 2.400%), 06-26-2034 (2)	154,448	141,966
American Home Mortgage Investment Trust
Series 2007-A, Class 4A, 3.984% (1 Month USD LIBOR + 0.900%), 07-25-2046 (2)(3)	113,080	34,033
Angel Oak Mortgage Trust
Series 2020-5, Class A1, 1.373%, 05-25-2065 (1)(3)	22,009	19,644
Series 2021-3, Class A1, 1.068%, 05-25-2066 (1)(3)	373,914	307,077
Argent Securities Inc.
Series 2006-W4, Class A2D, 3.624% (1 Month USD LIBOR + 0.540%), 05-25-2036 (2)	288,587	74,417
Series 2006-W5, Class A2B, 3.284% (1 Month LIBOR USD + 0.200%), 06-25-2036 (2)	317,297	93,780
Arroyo Mortgage Trust
Series 2022-2, Class A1, 4.950%, 07-25-2057 (3)(4)	400,649	385,568
Banc of America Funding Corporation
Series 2016-R2, Class 1A2, 8.712%, 05-02-2033 (1)(3)	1,482,377	1,467,593
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.940%, 03-25-2023	600,000	189,120
Bayview Commercial Asset Trust
Series 2004-3, Class B1, 5.484% (1 Month LIBOR USD + 2.400%), 01-25-2035 (2)(3)	35,460	35,364
Bear Stearns Asset Backed Securities Trust
Series 2006-HE7, Class 1A2, 3.424% (1 Month LIBOR USD + 0.340%), 09-25-2036 (2)	124,367	119,515
Series 2007-SD1, Class 22A1, 3.436%, 10-25-2036 (1)	911,310	550,301
BRAVO Residential Funding Trust
Series 2021-HE2, Class A1, 3.031% (SOFR30A + 0.750%), 11-25-2069 (2)(3)	88,287	87,216
Series 2021-HE1, Class A1, 3.031% (SOFR30A + 0.750%), 01-27-2070 (2)(3)	503,927	498,093
CDC Mortgage Capital Trust
Series 2002-HE1, Class A, 3.704% (1 Month LIBOR USD + 0.620%), 01-25-2033 (2)	9,552	9,346
Chase Funding Mortgage Loan Asset-Backed CTFS
Series 2003-5, Class 1M2, 5.641%, 09-25-2032 (1)	85,768	66,706
Series 2003-2, Class 2A2, 3.644% (1 Month LIBOR USD + 0.560%), 02-25-2033 (2)	925,099	870,481
CHEC LOAN TRUST
Series 2004-2, Class M3, 4.959% (1 Month USD LIBOR + 1.875%), 04-25-2034 (2)	457,071	454,525
Citigroup Mortgage Loan Trust Inc
Series 2014-12, Class 2A5, 2.864%, 02-25-2037 (1)(3)	2,541,515	1,958,341
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1, 7.360%, 06-01-2030 (1)(3)	2,997,116	1,190,700
Series 2000-4, Class A6, 8.310%, 05-01-2032 (1)	660,851	150,234

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

Series 2002-1, Class M2, 9.546%, 12-01-2032 (1)	$1,951,594	$1,831,707
Conseco Financial Corp
Series 1996-8, Class B1, 7.950%, 11-15-2026 (1)	1,575,095	1,476,914
Series 1996-6, Class B1, 8.000%, 09-15-2027 (1)	1,216,008	1,130,748
Series 1997-4, Class M1, 7.220%, 02-15-2029 (1)	160,848	163,102
Series 1997-5, Class B1, 6.970%, 05-15-2029 (1)	822,531	760,925
Series 1998-8, Class M1, 6.980%, 09-01-2030 (1)	2,182,011	2,026,081
Series 1999-4, Class A7, 7.410%, 01-01-2030	2,445,243	1,134,453
Series 1998-3, Class M1, 6.860%, 03-01-2030 (1)	1,644,779	1,520,725
Series 1999-5, Class A6, 7.500%, 03-01-2030 (1)	5,203,129	2,240,974
Countrywide Asset-Backed Certificates
Series 2007-6, Class 2A3, 3.304% (1 Month USD LIBOR + 0.220%), 07-25-2034 (2)	183,557	187,018
Series 2006-1, Class AF6, 5.526%, 05-25-2036 (1)	45,006	42,091
Series 2006-15, Class A6, 4.345%, 08-25-2046 (1)	164,774	164,534
Series 2006-9, Class 1AF6, 5.989%, 08-25-2046 (1)	186,064	172,473
Countrywide Home Equity Loan Trust
Series 2004-B, Class 2A, 3.038% (1 Month USD LIBOR + 0.220%), 02-15-2029 (2)	598,755	559,077
Credit Suisse Mortgage Trust
Series 2007-1, Class 1A6A, 5.863%, 02-25-2037 (1)	1,356,166	309,592
Series 2007-1, Class 5A14, 6.000%, 02-25-2037	939,415	579,697
Series 2015-1R, Class 6A1, 2.910% (1 Month USD LIBOR + 0.280%), 05-28-2037 (2)(3)(a)	248,026	238,800
Series 2021-NQM4, Class A1, 1.101%, 05-25-2066 (1)(3)	131,776	106,453
Credit-Based Asset Servicing and Securitization
Series 2001-CB4, Class 1A1, 3.984% (1 Month LIBOR USD + 0.900%), 11-25-2033 (2)	31,137	29,963
Series 2004-CB7, Class AF5, 3.799%, 10-25-2034 (4)(a)	33,631	29,343
Series 2006-CB8, Class A1, 3.364% (1 Month USD LIBOR + 0.280%), 10-25-2036 (2)	85,650	79,403
Series 2007-RP1, Class A, 3.394% (1 Month USD LIBOR + 0.310%), 04-25-2037 (2)(3)	126,545	108,121
Encore Credit Receivables Trust
Series 2005-1, Class M1, 3.744% (1 Month USD LIBOR + 0.660%), 03-25-2035 (2)	18,295	19,370
EquiFirst Mortgage Loan Trust
Series 2004-1, Class 2A3, 3.884% (1 Month LIBOR USD + 0.800%), 01-25-2034 (2)	565,294	528,905
First Franklin Mtg Loan Asset Backed Certificates
Series 2005-FF11, Class M2, 3.759% (1 Month LIBOR USD + 0.675%), 11-25-2035 (2)	211,411	206,855
Series 2006-FF11, Class 2A3, 3.384% (1 Month LIBOR USD + 0.300%), 08-25-2036 (2)	387,308	364,421
Series 2006-FF18, Class A2C, 3.244% (1 Month LIBOR USD + 0.160%), 12-26-2037 (2)	620,554	559,125
First Horizon Alternative Mortgage Securities
Series 2006-AA8, Class 2A1, 3.641%, 01-25-2037 (1)	241,939	144,043
Fremont Home Loan Trust
Series 2004-C, Class M2, 4.134% (1 Month USD LIBOR + 1.050%), 08-25-2034 (2)	204,994	191,668
Series 2006-B, Class 2A2, 3.184% (1 Month USD LIBOR + 0.200%), 08-25-2036 (2)	81,188	28,725
Series 2006-3, Class 1A1, 3.364% (1 Month USD LIBOR + 0.280%), 02-25-2037 (2)(a)	65,313	47,940
GCAT
Series 2022-INV2, Class A5, 3.000%, 04-25-2052 (1)(3)	678,685	560,339
GMAC Mortgage Corporation Loan Trust
Series 2007-HE3, Class 2A1, 5.564%, 09-25-2037 (1)	209,412	182,796

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

Greenpoint Manufactured Housing
Series 1999-5, Class M1B, 8.290%, 12-15-2029 (1)	$29,968	$29,927
Series 1999-5, Class M2, 9.230%, 12-15-2029 (1)	56,457	48,353
Series 2000-3, Class IA, 8.450%, 06-20-2031 (1)	2,373,340	1,279,115
GS Mortgage Securities Corp.
Series 2015-7R, Class A, 2.714% (1 Month USD LIBOR + 0.150%), 09-28-2037 (2)(3)	52,368	51,946
GSAMP Trust
Series 2006-S1, Class A1, 3.364% (1 Month USD LIBOR + 0.280%), 11-25-2035 (2)	787,161	91,186
Series 2006-S5, Class A1, 1.804% (1 Month LIBOR USD + 0.180%), 09-25-2036 (2)	18,588,882	248,967
Series 2006-S5, Class A2, 6.158%, 09-25-2036 (4)	6,193,616	88,592
GSRPM Mortgage Loan Trust
Series 2004-1, Class B1, 6.834% (1 Month LIBOR USD + 3.750%), 09-25-2042 (2)(3)	173,300	172,995
Home Equity Asset Trust
Series 2002-2, Class A3, 3.664% (1 Month USD LIBOR + 0.580%), 12-27-2032 (2)	94,405	87,897
Home Equity Mortgage
Series 2007-A, Class 2A4B, 3.534% (1 Month LIBOR USD + 0.450%), 04-25-2037 (2)	3,710,580	1,402,036
HSI Asset Securitization Corporation Trust
Series 2007-HE2, Class 2A1, 3.194% (1 Month USD LIBOR + 0.110%), 04-27-2037 (2)	188,359	100,601
IndyMac Residential Asset Backed Trust
Series 2006-C, Class 2A, 3.344% (1 Month USD LIBOR + 0.260%), 08-25-2036 (2)	78,253	73,778
Series 2007-A, Class 2A2, 3.274% (1 Month USD LIBOR + 0.190%), 04-25-2037 (2)	1,146,892	786,302
Series 2007-A, Class 1A, 3.304% (1 Month LIBOR USD + 0.220%), 04-25-2037 (2)	320,864	244,820
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1, 3.304% (1 Month LIBOR USD + 0.440%), 06-25-2034 (2)	398,443	369,781
Series 2006-A, Class A1, 3.174% (1 Month USD LIBOR + 0.180%), 05-25-2036 (2)	980,561	22,762
Mastr Asset Backed Securities Trust
Series 2006-AM2, Class A3, 3.424% (1 Month LIBOR USD + 0.340%), 06-25-2036 (2)	635,629	566,281
MASTR Asset Backed Securities Trust
Series 2006-FRE2, Class A5, 3.564% (1 Month USD LIBOR + 0.480%), 03-25-2036 (2)	265,422	189,526
Series A-3, Class A3, 3.304% (1 Month LIBOR USD + 0.220%), 08-25-2036 (2)	1,033,870	430,494
Series A-5, Class A5, 3.564% (1 Month LIBOR USD + 0.480%), 08-25-2036 (2)	471,912	196,486
Merrill Lynch Mortgage Investors Trust
Series 2004-HE2, Class M1, 4.284% (1 Month LIBOR USD + 1.200%), 08-25-2035 (2)	355,991	343,451
Series 2006-RM3, Class A1B, 3.464% (1 Month USD LIBOR + 0.380%), 06-25-2037 (2)	5,939,596	189,086
METLIFE SECURITIZATION TRUST
Series 2020-INV1, Class A2A, 2.500%, 05-25-2050 (1)(3)	36,925	31,260
Morgan Stanley Capital Inc
Series 2003-NC8, Class B1, 8.484% (1 Month USD LIBOR + 5.400%), 09-25-2033 (2)	119,173	117,705
Series 2004-HE6, Class M1, 3.909% (1 Month LIBOR USD + 0.825%), 08-25-2034 (2)	260,983	248,245
Series 2004-WMC3, Class M3, 3.954% (1 Month USD LIBOR + 0.870%), 01-25-2035 (2)	268,808	273,326
Series 2007-HE1, Class A2C, 3.234% (1 Month LIBOR USD + 0.150%), 11-25-2036 (2)	567,718	349,265
Morgan Stanley Mortgage Loan Trust
Series 2007-1XS, Class 1A1, 6.465%, 09-25-2046 (4)	645,939	259,560
New Residential Mortgage Loan Trust
Series 2022-NQM1, Class A1, 2.277%, 04-25-2061 (1)(3)	539,649	456,866

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

Nomura Home Equity Loan Inc
Series 2006-AF1, Class A1, 6.032%, 10-25-2036 (4)	$1,491,888	$391,574
Nomura Resecuritization Trust
Series 2015-10R, Class 1A2, 5.146%, 12-25-2036 (1)(3)	1,214,960	953,541
Novastar Home Equity Loan
Series 2006-3, Class A2C, 3.404% (1 Month LIBOR USD + 0.320%), 10-25-2036 (2)	1,867,887	1,081,984
Series 2006-5, Class A2B, 3.324% (1 Month USD LIBOR + 0.240%), 11-25-2036 (2)	1,022,871	352,998
Oakwood Mortgage Investors Inc.
Series 1997-A, Class B1, 7.450%, 05-15-2027 (1)	101,830	99,472
Series 2002-C, Class M1, 6.890%, 11-15-2032 (1)	1,380,154	1,336,115
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, 3.224% (1 Month LIBOR USD + 0.140%), 02-25-2037 (2)	1,031,173	687,331
Series 2007-1, Class 1A1, 3.224% (1 Month LIBOR USD + 0.140%), 01-25-2037 (2)	604,893	417,301
Series 2007-FXD1, Class 3A4, 5.860%, 01-25-2037 (4)	224,520	215,762
OWNIT Mortgage Loan Asset-Backed Certificates
Series 2006-6, Class A2C, 3.404% (1 Month USD LIBOR + 0.320%), 09-25-2037 (2)	1,618,209	827,975
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6, 6.000%, 05-27-2037 (1)(3)	1,043,027	532,546
Renaissance Home Equity Loan Trust
Series 2002-3, Class A, 3.844% (1 Month LIBOR USD + 0.760%), 12-25-2032 (2)	397,551	344,290
Series 2003-4, Class M2F, 6.244%, 03-25-2034 (4)	223,315	208,687
Series 2004-1, Class M4, 5.784% (1 Month USD LIBOR + 2.700%), 05-25-2034 (2)	239,243	180,941
Series 2004-2, Class M1, 6.414%, 07-25-2034 (4)	426,629	329,382
Residential Funding Mortgage Securities II
Series 2006-HI5, Class A4, 6.200%, 12-25-2036 (4)	8,158,581	1,926,018
ResMAE Mortgage Loan Trust
Series 2006-1, Class A2B, 3.384% (1 Month LIBOR USD + 0.300%), 02-25-2036 (2)(3)	3,006,384	1,065,096
Series 2006-1, Class A2C, 3.484% (1 Month LIBOR USD + 0.400%), 02-25-2036 (2)(3)	3,322,977	1,177,748
Securitized Asset Backed Receivables LLC
Series 2006-WM2, Class A2B, 3.204% (1 Month LIBOR USD + 0.120%), 09-25-2036 (2)	651,734	463,901
Security National Mortgage Loan Trust
Series 2006-3A, Class A3, 6.330%, 01-25-2037 (1)(3)	351,760	152,968
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C, 3.384% (1 Month LIBOR USD + 0.300%), 06-25-2037 (2)	86,467	52,845
Structured Asset Securities Corporation
Series 2006-S3, Class A1, 3.344% (1 Month USD LIBOR + 0.260%), 09-25-2036 (2)	1,053,065	364,047
Series 2006-BC6, Class A1, 3.244% (1 Month LIBOR USD + 0.160%), 01-25-2037 (2)	386,118	368,540
UCFC Manufactured Housing Contract
Series 1996-1, Class M, 7.900%, 01-15-2028 (1)	35,264	31,054
Series 1997-2, Class M, 7.380%, 10-15-2028	75,614	72,917
WAMU Asset-Backed Certificates
Series 2007-HE4, Class 2A2, 3.214% (1 Month USD LIBOR + 0.130%), 07-25-2047 (2)	328,549	211,528

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

Washington Mutual Asset-Backed Certificates
Series 2007-HE1, Class 2A1, 3.144% (1 Month USD LIBOR + 0.060%), 11-25-2036 (2)	$1,552,984	$577,096

TOTAL ASSET BACKED SECURITIES
(Cost $56,349,939)		53,057,705

MORTGAGE BACKED SECURITIES - NON-AGENCY ― 52.6%
Adjustable Rate Mortgage Trust
Series 2004-4, Class 3A1, 3.010%, 03-25-2035 (1)(a)	44,221	41,457
Series 2005-10, Class 1A1, 3.602%, 01-25-2036 (1)	142,052	125,331
Series 2006-1, Class 1A1, 3.315%, 03-25-2036 (1)	95,466	81,220
Agate Bay Mortgage Trust
Series 2015-4, Class A5, 3.000%, 06-25-2045 (1)(3)(a)	386,623	360,526
Series 2015-6, Class A3, 3.500%, 09-25-2045 (1)(3)	429,313	389,863
American Home Mortgage Assets
Series 2007-3, Class 11A1, 3.504% (1 Month USD LIBOR + 0.420%), 06-25-2037 (2)	178,989	169,133
Series 2006-4, Class 1A12, 3.294% (1 Month LIBOR USD + 0.210%), 10-25-2046 (2)	952,728	526,766
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 3.083% (1 Month LIBOR USD + 0.900%), 10-25-2034 (2)	79,840	69,367
Series 2007-2, Class 11A1, 3.544% (1 Month USD LIBOR + 0.460%), 03-25-2047 (2)	383,171	154,281
Series 2007-2, Class 12A1, 3.624% (1 Month LIBOR USD + 0.540%), 03-25-2047 (2)	1,072,778	435,112
Angel Oak Mortgage Trust
Series 2019-2, Class A1, 3.628%, 03-25-2049 (1)(3)	13,117	13,065
Series 2020-2, Class A1A, 2.531%, 01-25-2065 (1)(3)	103,332	95,568
ASG Resecuritization Trust
Series 2011-2, Class M52, 5.750%, 02-28-2036 (3)	405,486	380,983
Banc of America Alternative Loan Trust
Series 2005-11, Class 1CB5, 5.500%, 12-25-2035	179,660	158,347
Series 2006-5, Class CB7, 6.000%, 06-25-2046	264,276	232,121
Series 2007-2, Class 1A1, 5.500%, 06-25-2037	781,377	644,730
Banc of America Funding Corporation
Series 2004-2, Class 1CB1, 5.750%, 09-20-2034	356,937	343,663
Series 2005-B, Class 2A1, 2.931%, 04-20-2035 (1)	57,740	50,353
Series 2005-D, Class A1, 3.261%, 05-25-2035 (1)	52,162	50,435
Series 2005-6, Class 1A8, 6.000%, 10-25-2035	371,357	289,389
Series 2006-G, Class 3A3, 5.910% (12 Month LIBOR USD + 1.750%), 07-20-2036 (2)	27,279	26,606
Series 2006-4, Class A11, 6.000%, 07-25-2036	241,940	191,488
Series 2007-4, Class 3A1, 3.454% (1 Month USD LIBOR + 0.370%), 06-25-2037 (2)	191,987	150,196
Banc of America Mortgage Securities
Series 2003-H, Class 2A2, 4.053%, 09-25-2033 (1)	898,600	834,479
Series 2004-D, Class 2A2, 3.038%, 05-25-2034 (1)(a)	69,416	64,210
Series 2005-E, Class 3A1, 3.647%, 06-25-2035 (1)	232,858	207,678
Series 2005-F, Class 2A2, 3.941%, 07-25-2035 (1)	267,351	247,731
Series 2005-J, Class 2A1, 2.447%, 11-25-2035 (1)	56,369	50,757
Series 2007-2, Class A7, 5.500%, 05-25-2037	81,930	61,418

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

Series 2007-3, Class 1A1, 6.000%, 09-25-2037	$507,414	$437,644
Series 2006-2, Class A3, 3.684% (1 Month LIBOR USD + 0.600%), 07-25-2046 (2)	919,415	728,221
Series 2006-2, Class A2, 6.000% (1 Month LIBOR USD + 6.000%), 07-25-2046 (2)	298,359	257,195
Bayview Commercial Asset Trust
Series 2006-1A, Class B1, 4.659% (1 Month USD LIBOR + 1.575%), 04-25-2036 (2)(3)	205,319	182,530
BCAP LLC Trust
Series 2008-IND2, Class A2, 3.106%, 04-25-2038 (1)	998,473	779,472
Bear Stearns Ajustable Rate Mortgage Trust
Series 2003-6, Class 1B1, 3.716%, 08-25-2033 (1)	298,811	233,839
Series 2003-8, Class 2A1, 2.082%, 01-25-2034 (1)	97,491	92,435
Bear Stearns Alt-A Trust
Series 2004-5, Class M, 3.218%, 06-25-2034 (1)	561,287	475,811
Series 2005-7, Class 23A1, 3.503%, 09-25-2035 (1)	261,153	118,986
Series 2005-9, Class 26A1, 3.082%, 11-25-2035 (1)	506,757	346,413
Series 2006-5, Class 2A2, 3.652%, 08-25-2036 (1)	1,317,333	721,507
Bear Stearns Asset Backed Securities Trust
Series 2007-AC4, Class A2, 14.406% (1 Month USD LIBOR + 25.200%), 05-25-2037 (2)	667,538	621,687
Charlie Mac
Series 2004-1, Class A8, 3.634% (1 Month USD LIBOR + 0.550%), 08-25-2034 (2)	32,951	29,066
Chase Mortgage Finance Corporation
Series 2005-A1, Class 3A1, 2.958%, 12-25-2035 (1)	121,312	106,529
Series 2007-S1, Class A1, 3.684% (1 Month USD LIBOR + 0.600%), 02-25-2037 (2)	1,366,021	395,833
Series 2007-A1, Class 11M1, 3.377%, 03-25-2037 (1)	122,321	115,277
Series 2007-A3, Class 1A7, 4.041%, 12-25-2037 (1)	147,912	123,953
ChaseFlex Trust
Series 2007-3, Class 1A2, 3.544% (1 Month USD LIBOR + 0.460%), 07-25-2037 (2)	893,262	255,358
Series 2007-M1, Class 1A1, 3.384% (1 Month USD LIBOR + 0.300%), 08-25-2037 (2)	354,124	308,684
CHEVY CHASE MORTGAGE FUNDING CORP.
Series 2005-1A, Class A2, 3.284% (1 Month USD LIBOR + 0.200%), 01-25-2036 (2)(3)	28,846	25,775
Series 2005-2A, Class A2, 3.314% (1 Month USD LIBOR + 0.230%), 05-25-2036 (2)(3)	154,104	133,827
Series 2006-4A, Class A2, 3.264% (1 Month USD LIBOR + 0.180%), 11-25-2047 (2)(3)	70,408	54,157
CIM Trust
Series 2020-INV1, Class A2, 2.500%, 04-25-2050 (1)(3)	112,869	94,370
Citicorp Mortgage Securities, Inc.
Series 2007-5, Class 1A9, 6.000%, 06-25-2037	66,613	55,552
Citigroup Mortgage Loan Trust Inc
Series 2004-2, Class 1A1, 6.500%, 09-25-2033 (3)	341,593	321,514
Series 2005-9, Class 21A2, 5.500%, 10-25-2035	193,733	189,257
Series 2006-AR1, Class 2A1, 2.490% (1 Month USD LIBOR + 2.400%), 03-25-2036 (2)	61,662	57,135
Series 2007-OPX1, Class A2, 3.284% (1 Month USD LIBOR + 0.200%), 01-25-2037 (2)	1,292,185	527,930
Series 2007-AR1, Class A4, 3.504% (1 Month USD LIBOR + 0.420%), 01-25-2037 (2)	5,929,947	1,099,372
Series 2007-10, Class 22AA, 3.878%, 09-25-2037 (1)	33,831	30,489
Series 2021-INV2, Class A3A, 2.500%, 05-25-2051 (1)(3)	351,677	280,036
Countrywide Alternative Loan Trust
Series 2005-J1, Class 2A1, 5.500%, 02-25-2025	13,939	13,430

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

Series 2003-J2, Class M, 6.000%, 10-25-2033	$187,098	$165,697
Series 2004-28CB, Class 2A5, 3.484% (1 Month USD LIBOR + 0.400%), 01-25-2035 (2)	213,035	202,083
Series 2004-28CB, Class 2A4, 5.750%, 01-25-2035	225,778	206,427
Series 2005-19CB, Class A2, 10.155% (1 Month USD LIBOR + 16.940%), 06-25-2035 (2)	71,867	58,677
Series 2005-17, Class 2A1, 3.564% (1 Month LIBOR USD + 0.480%), 07-25-2035 (2)	824,923	668,669
Series 2005-J8, Class 1A5, 5.500%, 07-25-2035	142,302	109,429
Series 2005-27, Class 1A6, 4.314% (1 Month LIBOR USD + 1.230%), 08-25-2035 (2)	513,300	456,770
Series 2005-42CB, Class A1, 3.764% (1 Month LIBOR USD + 0.680%), 10-25-2035 (2)	3,489,813	2,260,001
Series 2005-J10, Class 1A9, 3.784% (1 Month LIBOR USD + 0.700%), 10-25-2035 (2)	503,396	345,155
Series 2005-51, Class 3A2A, 2.394% (12 Month US Treasury Average + 1.290%), 11-20-2035 (2)	882,682	729,657
Series 2005-49CB, Class A7, 5.500%, 11-25-2035	703,735	489,845
Series 2005-57CB, Class 3A3, 5.500%, 12-25-2035 (a)	198,512	112,358
Series 2006-6CB, Class 2A13, 3.484% (1 Month LIBOR USD + 0.400%), 05-25-2036 (2)	1,407,339	452,263
Series 2006-17T1, Class A1, 6.250%, 06-25-2036	896,882	382,747
Series 2006-24CB, Class A13, 3.434% (1 Month USD LIBOR + 0.350%), 08-25-2036 (2)	506,685	248,008
Series 2006-24CB, Class A9, 6.000%, 08-25-2036	606,512	359,308
Series 2006-24CB, Class A22, 6.000%, 08-25-2036	463,052	274,319
Series 2006-26CB, Class A20, 3.434% (1 Month LIBOR USD + 0.350%), 09-25-2036 (2)	1,580,950	669,874
Series 2006-32CB, Class A3, 6.000%, 11-25-2036	380,215	236,452
Series 2006-A7, Class 1A12, 6.000%, 12-25-2036	319,048	261,948
Series 2006-39CB, Class 2A1, 3.534% (1 Month LIBOR USD + 0.450%), 01-25-2037 (2)	4,004,892	458,690
Series 2006-41CB, Class 1A7, 6.000%, 01-25-2037 (a)	324,127	195,125
Series 2007-J1, Class 2A6, 3.684% (1 Month USD LIBOR + 0.600%), 03-25-2037 (2)	1,796,507	536,023
Series 2007-OA2, Class 1A1, 1.944% (1 Month USD LIBOR + 0.840%), 03-25-2047 (2)	356,409	301,046
Series 2007-3T1, Class 1A2, 3.584% (1 Month USD LIBOR + 0.500%), 04-25-2037 (2)	1,740,303	620,331
Series 2007-9T1, Class 1A5, 2.416% (1 Month USD LIBOR + 5.500%), 05-25-2037 (2)	1,225,555	109,691
Series 2007-11T1, Class A35, 3.414% (1 Month LIBOR USD + 0.330%), 05-25-2037 (2)	3,298,051	1,243,139
Series 2007-9T1, Class 1A4, 3.584% (1 Month USD LIBOR + 0.500%), 05-25-2037 (2)(5)	1,225,555	445,641
Series 2007-16CB, Class 1A2, 3.484% (1 Month USD LIBOR + 0.400%), 08-25-2037 (2)	342,615	230,013
Series 2007-22, Class 2A16, 6.500%, 09-25-2037	1,087,491	470,982
Series 2007-24, Class A7, 2.916% (1 Month USD LIBOR + 6.000%), 10-25-2037 (2)(5)	226,474	32,435
Series 2007-24, Class A6, 4.084% (1 Month USD LIBOR + 1.000%), 10-25-2037 (2)	226,474	59,454
Series 2007-25, Class 1A2, 6.500%, 11-25-2037	1,270,516	657,445
Series 2006-34, Class A5, 6.250%, 11-25-2046	807,467	407,031
Series 2006-46, Class A2, 3.604% (1 Month LIBOR USD + 0.520%), 02-25-2047 (2)	464,323	188,308
Series 2007-OH1, Class A1D, 3.294% (1 Month LIBOR USD + 0.210%), 04-25-2047 (2)	83,496	66,422
Countrywide Home Loans
Series 2003-48, Class 2A3, 4.102%, 10-25-2033 (1)(a)	119,939	98,590
Series 2004-J3, Class A7, 5.500%, 05-25-2034	94,485	87,584
Series 2004-20, Class 2A1, 2.506%, 09-25-2034 (1)	369,131	316,954
Series 2005-2, Class 2A1, 3.724% (1 Month LIBOR USD + 0.640%), 03-25-2035 (2)	128,726	115,892
Series 2005-19, Class 2A1, 3.434% (1 Month USD LIBOR + 0.350%), 08-25-2035 (2)	349,679	83,735
Series 2005-15, Class A5, 5.500%, 08-25-2035	481,748	286,698
Series 2005-21, Class A2, 5.500%, 10-25-2035	205,567	134,949
Series 2005-25, Class A17, 5.500%, 11-25-2035	402,165	212,708

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

Series 2005-31, Class 2A1, 2.449%, 01-25-2036 (1)	$231,623	$202,771
Series 2006-10, Class 1A11, 5.850%, 05-25-2036	174,646	84,340
Series 2007-1, Class A2, 6.000%, 03-25-2037	1,476,525	774,311
Series 2007-HY1, Class 1A1, 2.862%, 04-25-2037 (1)	518,179	470,879
Series 2007-3, Class A16, 6.000%, 04-25-2037	536,253	292,463
Series 2007-10, Class A6, 6.000%, 07-25-2037 (5)	405,070	89,047
Series 2007-17, Class 1A1, 6.000%, 10-25-2037	320,319	234,209
Credit Suisse First Boston Mortgage Securities
Series 2001-28, Class 1A1, 3.734% (1 Month LIBOR USD + 0.650%), 11-25-2031 (2)	113,553	72,674
Series 2002-9, Class 1A1, 7.000%, 03-25-2032	955,492	869,828
Series 2002-18, Class 2A1, 7.500%, 06-25-2032	112,233	102,119
Series 2004-6, Class 4A12, 3.484% (1 Month USD LIBOR + 0.400%), 10-25-2034 (2)	160,542	153,638
Series 2005-7, Class 2A2, 3.384% (1 Month USD LIBOR + 0.300%), 08-25-2035 (2)	1,095,006	460,471
Series 2005-9, Class 1A3, 5.250%, 10-25-2035	177,695	156,792
Series 2005-10, Class 6A7, 5.500%, 11-25-2035	253,869	124,770
Series 2005-11, Class 3A5, 5.500%, 12-25-2035	196,868	99,928
Credit Suisse Mortgage Trust
Series 2013-6, Class 1A1, 2.500%, 07-25-2028 (1)(3)	53,596	49,539
Series 2006-2, Class 6A8, 5.750%, 03-25-2036	214,652	117,807
Series 2006-6, Class 1A8, 6.000%, 07-25-2036	1,301,252	714,927
Series 2006-6, Class 1A12, 6.000%, 07-25-2036	1,943,223	1,067,635
Series 2006-6, Class 2A4, 6.500%, 07-25-2036	4,500,307	1,336,347
Series 2007-4R, Class 1A1, 5.642%, 10-26-2036 (1)(3)	79,988	67,403
Series 2007-4, Class 2A2, 6.000%, 06-25-2037	105,903	63,508
Series 2007-5, Class 3A19, 6.000%, 08-25-2037	246,304	192,458
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 3.564% (1 Month USD LIBOR + 0.480%), 06-25-2036 (2)	5,075,126	913,328
Series 2007-1, Class 4A1, 3.434% (1 Month LIBOR USD + 0.350%), 05-25-2037 (2)	8,180,448	966,104
Deutsche Alt-A Securities INC Mortgage Loan Trust
Series 2003-1, Class A1, 5.500%, 09-25-2033	533,903	486,234
Series 2005-4, Class A5, 5.500%, 09-25-2035 (1)	76,396	65,221
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.160%, 12-25-2033 (4)	38,814	36,124
Series 2004-5, Class A4B, 6.125%, 07-25-2034 (4)	44,947	42,020
Series 2006-PR1, Class 5AF1, 3.368% (1 Month USD LIBOR + 0.550%), 04-15-2036 (2)(3)	519,838	412,414
First Horizon Alternative Mortgage Securities
Series 2005-AA10, Class 2A1, 2.773%, 12-25-2035 (1)	200,183	166,026
FirstKey Mortgage Trust
Series 2015-1, Class A3, 3.500%, 03-25-2045 (1)(3)	55,255	49,851
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000%, 10-25-2048 (1)(3)	146,028	142,354
GMAC Mortgage Corporation Loan Trust
Series 2005-AR4, Class 2A2, 4.112%, 07-19-2035 (1)	126,701	102,335
GMRF Mortgage Acquisition Co. LLC
Series 2018-1, Class B2, 3.950%, 11-25-2057 (1)(3)	110,283	95,191

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

GSAA Home Equity Trust
Series 2004-NC1, Class AF5, 6.190%, 11-25-2033 (4)	$498,159	$439,812
Series 2005-14, Class A1, 3.784% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)	770,008	348,225
Series 2006-11, Class 2A1, 3.264% (1 Month LIBOR USD + 0.180%), 07-25-2036 (2)	484,026	123,303
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF, 3.434% (1 Month LIBOR USD + 0.350%), 01-25-2035 (2)(3)(a)	36,299	30,073
Series 2005-RP3, Class 1AF, 3.434% (1 Month USD LIBOR + 0.350%), 09-25-2035 (2)(3)(a)	521,038	432,462
Series 2006-RP1, Class 1AF2, 3.434% (1 Month LIBOR USD + 0.350%), 01-25-2036 (2)(3)	682,315	568,077
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4, 5.500%, 01-25-2034 (a)	30,242	27,702
Series 2005-1F, Class 4A1, 3.384% (1 Month USD LIBOR + 0.300%), 01-25-2035 (2)	383,403	352,894
Series 2005-AR6, Class B1, 3.327%, 09-25-2035 (1)	95,823	85,499
Series 2005-AR5, Class 2A3, 3.493%, 10-25-2035 (1)	24,739	15,024
Series 2006-AR1, Class 3A1, 2.741%, 01-25-2036 (1)	134,023	128,683
Series 2006-3F, Class 2A3, 5.750%, 03-25-2036	74,422	69,631
Series 2006-AR2, Class 3A1, 2.766%, 04-25-2036 (1)(a)	547,316	368,891
Series 2006-7F, Class 4A2, 6.500%, 08-25-2036	1,751,718	662,756
Series 2006-10F, Class 4A1, 3.434% (1 Month LIBOR USD + 0.350%), 01-25-2037 (2)	1,695,854	237,598
Series 2007-AR2, Class 1A1, 2.979%, 05-25-2037 (1)	884,764	514,987
Series 2007-OA1, Class 2A3A, 3.394% (1 Month USD LIBOR + 0.310%), 05-25-2037 (2)	478,440	352,818
Series 2006-OA1, Class 2A2, 3.604% (1 Month LIBOR USD + 0.520%), 08-25-2046 (2)	3,309,847	1,150,016
HarborView Mortgage Loan Trust
Series 2004-8, Class 2A4A, 3.793% (1 Month USD LIBOR + 0.800%), 11-19-2034 (2)	297,847	276,031
Series 2004-8, Class 2A3, 3.813% (1 Month LIBOR USD + 0.820%), 11-19-2034 (2)	283,905	241,462
Series 2005-14, Class 4A1A, 3.656%, 12-19-2035 (1)	622,673	363,351
Series 2005-14, Class 3A1A, 3.701%, 12-19-2035 (1)	56,512	52,842
Series 2005-16, Class 1A1A, 3.493% (1 Month USD LIBOR + 0.500%), 01-19-2036 (2)	6,323,972	1,925,507
Series 2005-16, Class 3A1A, 3.493% (1 Month LIBOR USD + 0.500%), 01-19-2036 (2)	2,214,440	1,374,428
Series 2006-8, Class 1A1, 3.214% (1 Month LIBOR USD + 0.400%), 07-21-2036 (2)	800,675	426,300
Series 2006-5, Class 2A1A, 3.353% (1 Month USD LIBOR + 0.360%), 07-19-2046 (2)	1,590,026	827,725
Series 2007-4, Class 2A1, 3.213% (1 Month LIBOR USD + 0.220%), 07-19-2047 (2)	384,302	345,449
HSI Asset Loan Obligation
Series 2007-WF1, Class A1, 3.204% (1 Month USD LIBOR + 0.120%), 12-25-2036 (2)	819,008	274,049
Impac CMB Trust
Series 2004-6, Class 2A, 6.060%, 10-25-2034 (4)	199,705	203,654
Series 2004-11, Class 2A1, 3.744% (1 Month USD LIBOR + 0.660%), 03-25-2035 (2)(a)	34,518	31,170
Series 2005-5, Class A1, 3.724% (1 Month LIBOR USD + 0.320%), 08-25-2035 (2)	543,237	502,081
Impac Secured Assets Corp.
Series 2005-2, Class A2D, 3.944% (1 Month USD LIBOR + 0.860%), 03-25-2036 (2)	55,229	46,348
Series 2007-3, Class A1A, 3.304% (1 Month USD LIBOR + 0.220%), 09-25-2037 (2)	181,808	159,698
IndyMac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3, 6.000%, 08-25-2037	2,734,928	1,185,158
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1, 6.500%, 09-25-2037	27,429	16,921
IndyMac INDA Mortgage Loan Trust

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

Series 2007-AR1, Class 1A1, 3.014%, 03-25-2037 (1)	$199,439	$167,489
IndyMac INDX Mortgage Loan Trust
Series 2005-AR5, Class 4A1, 2.808%, 05-25-2035 (1)	350,328	260,646
Series 2005-AR5, Class 1A1, 2.811%, 05-25-2035 (1)	826,905	670,385
Series 2006-AR19, Class 4A1, 3.330%, 08-25-2036 (1)	1,251,415	1,107,064
Series 2007-AR21IP, Class 1A2, 3.271%, 11-25-2036 (1)	72,919	66,615
Series 2006-AR37, Class 1A1, 3.227%, 02-25-2037 (1)	81,092	68,142
Series 2007-AR9, Class 2A1, 3.179%, 06-25-2037 (1)	22,087	13,414
J.P. Morgan Alternative Loan Trust
Series 2006-S1, Class 3A5, 5.730%, 03-25-2036 (1)	46,878	44,952
Series 2006-A2, Class 3A1, 2.934%, 05-25-2036 (1)	124,096	77,754
Series 2006-S3, Class A5, 6.920%, 08-25-2036 (4)	1,113,776	839,500
Series 2006-A6, Class 2A6, 2.738%, 11-25-2036 (1)	1,055,352	835,917
Series 2007-A2, Class 2A1, 3.626%, 05-25-2037 (1)	185,229	158,092
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 2.240%, 02-25-2034 (1)	73,346	72,979
Series 2004-A3, Class 1A1, 2.776%, 07-25-2034 (1)	30,145	27,540
Series 2005-A1, Class 3A4, 3.199%, 02-25-2035 (1)(a)	41,434	37,891
Series 2005-A2, Class 2A1, 3.251%, 04-25-2035 (1)	88,408	76,209
Series 2007-A1, Class 5A6, 2.612%, 07-25-2035 (1)	170,605	160,857
Series 2005-A8, Class 1A1, 3.184%, 11-25-2035 (1)	1,201,222	1,005,325
Series 2006-A4, Class 5A1, 3.631%, 06-25-2036 (1)	146,304	111,985
Series 2007-S1, Class 2A22, 5.750%, 03-25-2037	311,212	139,745
Series 2007-S3, Class 1A18, 3.584% (1 Month USD LIBOR + 0.500%), 08-25-2037 (2)	879,062	321,699
Series 2014-1, Class B3, 3.676%, 01-25-2044 (1)(3)	63,706	54,607
Series 2017-4, Class A3, 3.500%, 11-25-2048 (1)(3)	7,715	7,177
Series 2019-INV1, Class A11, 4.034% (1 Month LIBOR USD + 0.950%), 09-25-2049 (2)(3)(a)	20,028	19,077
Series 2020-LTV1, Class A11, 3.444% (1 Month LIBOR USD + 1.000%), 06-25-2050 (2)(3)	24,644	24,430
Lehman Mortgage Trust
Series 2008-4, Class A1, 3.464% (1 Month LIBOR USD + 0.380%), 01-25-2037 (2)	3,687,678	1,157,238
Series 2007-1, Class 2A3, 3.546% (1 Month USD LIBOR + 6.630%), 02-25-2037 (2)(5)	1,514,943	195,212
Series 2007-3, Class 1A3, 3.384% (1 Month USD LIBOR + 0.300%), 04-25-2037 (2)	1,517,922	396,258
Series 2007-6, Class 1A7, 6.000%, 07-25-2037	570,392	495,893
Series 2007-7, Class 1A1, 3.584% (1 Month USD LIBOR + 0.500%), 08-25-2037 (2)	744,855	398,990
Series 2007-10, Class 2A1, 6.500%, 01-25-2038	1,203,762	415,565
Lehman XS Trust
Series 2007-6, Class 1A1, 4.845% (1 Month USD LIBOR + 1.250%), 05-25-2037 (2)	573,060	469,744
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A3, 1.931%, 05-25-2034 (1)	229,990	214,175
Series 2005-6, Class 5A1, 2.862%, 07-25-2035 (1)	172,587	154,636
Series 2005-7, Class 3A1, 3.022%, 09-25-2035 (1)	357,393	232,242
Series 2006-2, Class 2A1, 3.209%, 04-25-2036 (1)(a)	64,812	36,684
Series 2006-OA1, Class 1A1, 3.294% (1 Month LIBOR USD + 0.210%), 04-25-2046 (2)	179,908	158,309
MASTR Alternative Loan Trust
Series 2003-4, Class 3A1, 6.000%, 06-25-2033	19,783	19,580

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

Series 2004-8, Class 1A1, 6.500%, 09-25-2034	$31,191	$30,507
Series 2005-4, Class 5A1, 6.000%, 05-25-2035	764,920	649,840
MASTR Alternative Loans Trust
Series 2003-6, Class 3A3, 6.000%, 09-25-2033	46,323	42,845
Series 2004-12, Class 2A1, 6.500%, 12-25-2034	65,939	61,691
MASTR Asset Securitization Trust
Series 2006-2, Class 1A14, 6.000%, 06-25-2036	136,323	93,655
MASTR Resecuritization Trust
Series 2008-1, Class A1, 6.000%, 09-27-2037 (1)(3)(a)	277,149	232,805
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.500%, 08-25-2051 (1)(3)	47,383	40,789
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1, 5.880% (1 Month USD LIBOR + 2.400%), 08-25-2036 (2)	464,032	415,831
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 2A, 2.963%, 07-25-2034 (1)	33,271	31,357
Series 2004-11AR, Class 1A2A, 3.394% (1 Month LIBOR USD + 0.310%), 01-25-2035 (2)	99,799	91,206
Series 2005-4, Class 4A, 4.710%, 08-25-2035 (1)	37,906	19,765
Series 2005-7, Class 7A6, 5.500%, 11-25-2035	143,569	130,965
Series 2005-9AR, Class 2A, 3.328%, 12-25-2035 (1)	381,373	326,074
Series 2005-10, Class 1A1, 3.784% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)	312,013	200,546
Series 2005-10, Class 1A5, 5.750%, 12-25-2035	30,649	22,217
Series 2006-3AR, Class 2A3, 3.295%, 03-25-2036 (1)	563,123	392,910
Series 2006-7, Class 3A, 5.138%, 06-25-2036 (1)	108,470	72,430
Series 2007-14AR, Class 3A3, 2.985%, 10-25-2037 (1)	576,215	506,801
Series 2007-13, Class 6A1, 6.000%, 10-25-2037	191,886	115,471
Series 2007-10XS, Class A19, 6.000%, 02-25-2047 (1)	549,283	250,122
Morgan Stanley ReRemic Trust
Series 2013-R3, Class 6B2, 3.342%, 12-29-2036 (1)(3)	370,558	329,846
MortgageIT Trust
Series 2005-1, Class 2A, 3.814% (1 Month LIBOR USD + 1.250%), 02-25-2035 (2)	70,438	67,660
New Residential Mortgage Loan Trust
Series 2018-1A, Class B3, 5.000%, 12-25-2057 (1)(3)	157,391	145,961
Nomura Asset Acceptance Corporation
Series 2005-WF1, Class 1A1, 5.675%, 03-25-2035 (1)	28,924	28,220
Series 2007-1, Class 1A1A, 5.995%, 03-25-2047 (4)	868,317	784,749
Series 2007-2, Class A1B, 6.017%, 04-25-2047 (1)	1,258,027	1,031,946
Onslow Bay Financial LLC
Series 2021-INV2, Class A3, 2.500%, 10-25-2051 (1)(3)	544,278	433,403
Series 2020-EXP3, Class 2A1B, 3.984% (1 Month LIBOR USD + 0.900%), 06-25-2060 (2)(3)(a)	399,908	369,115
PHHMC Mortgage Pass Through Certificates
Series 2007-3, Class A3, 4.304%, 06-18-2037 (1)	8,706	8,108
Prime Mortgage Trust
Series 2006-DR1, Class 2A2, 6.000%, 05-25-2035 (3)	504,662	409,629
Series 2005-4, Class 2A9, 5.500%, 10-25-2035	193,972	164,156
Series 2006-1, Class 3A1, 3.434% (1 Month LIBOR USD + 0.350%), 06-25-2036 (2)	1,664,884	1,164,741

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

PRKCM Trust
Series 2021-AFC2, Class A1, 2.071%, 11-25-2056 (1)(3)	$448,668	$370,499
RAAC Series
Series 2005-SP1, Class 1A1, 5.000%, 09-25-2034	141,944	126,057
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.500%, 11-25-2035 (1)(3)	264,249	222,768
RBSSP Resecuritization Trust
Series 2009-12, Class 9A2, 2.905%, 03-26-2036 (1)(3)	418,100	375,392
Residential Accredit Loans, Inc.
Series 2005-QS5, Class A1, 3.484% (1 Month LIBOR USD + 0.400%), 04-25-2035 (2)	830,054	655,679
Series 2005-QS7, Class A1, 5.500%, 06-25-2035	418,976	355,211
Series 2005-QA9, Class CB11, 3.674%, 08-25-2035 (1)	129,208	114,738
Series 2005-QS13, Class 2A3, 5.750%, 09-25-2035	1,207,665	1,025,457
Series 2005-QS14, Class 3A3, 6.000%, 09-25-2035	428,308	369,875
Series 2006-QS2, Class 1A17, 3.564% (1 Month LIBOR USD + 0.480%), 02-25-2036 (2)	597,184	458,130
Series 2006-QS2, Class 1A7, 6.000%, 02-25-2036 (a)(5)	293,769	45,240
Series 2006-QS4, Class A8, 8.000% (1 Month USD LIBOR + 5,143.000%), 04-25-2036 (2)	72,249	62,591
Series 2006-QS8, Class A1, 6.000%, 08-25-2036	846,121	664,652
Series 2007-QS1, Class 2A2, 3.444% (1 Month LIBOR USD + 0.360%), 01-25-2037 (2)	694,525	510,094
Series 2007-QS1, Class 1A5, 3.634% (1 Month LIBOR USD + 0.550%), 01-25-2037 (2)	2,954,081	2,253,939
Series 2007-QS8, Class A3, 3.684% (1 Month USD LIBOR + 0.600%), 06-25-2037 (2)	308,686	238,528
Residential Asset Securitization Trust
Series 2005-A15, Class 2A12, 6.000%, 02-25-2036	740,404	338,486
Series 2005-A15, Class 4A1, 6.000%, 02-25-2036	2,301,487	791,226
Series 2006-A2, Class A7, 6.000%, 05-25-2036	858,336	377,554
Series 2006-A7CB, Class 2A5, 3.334% (1 Month USD LIBOR + 0.250%), 07-25-2036 (2)	426,729	54,932
Series 2006-A8, Class 3A8, 3.834% (1 Month LIBOR USD + 0.750%), 08-25-2036 (2)	508,189	213,100
Series 2006-A8, Class 2A2, 6.750%, 08-25-2036	1,360,176	459,950
Series 2006-A10, Class A4, 6.500%, 09-25-2036	524,584	207,927
Series 2006-A10, Class A5, 6.500%, 09-25-2036	310,517	123,078
Series 2007-A3, Class 1A1, 3.534% (1 Month USD LIBOR + 0.450%), 04-25-2037 (2)	1,996,961	790,672
Series 2006-A2, Class A11, 6.000%, 01-25-2046	1,714,467	757,657
Residential Funding Mtg Sec I
Series 2007-SA3, Class 2A1, 4.567%, 07-25-2037 (1)	518,977	420,231
Series 2007-SA4, Class 3A1, 4.848%, 10-25-2037 (1)	117,519	87,932
Salomon Brothers Mortgage Securities VII
Series 1997-HUD1, Class A4, 3.138%, 12-25-2030 (1)(a)	230,383	155,532
Sequoia Mortgage Trust
Series 2004-11, Class A3, 3.593% (1 Month USD LIBOR + 0.600%), 12-20-2034 (2)	4,645	4,634
Series 2007-3, Class 2BA1, 3.219%, 07-20-2037 (1)	29,029	22,167
Series 2013-5, Class A1, 2.500%, 05-25-2043 (1)(3)	246,756	209,401
Series 2013-9, Class AP, , 07-25-2043 (2)(3)(6)	256,281	183,425
Series 2014-1, Class 2A5, 4.000%, 04-25-2044 (1)(3)	104,842	103,872
Series 2015-3, Class A1, 3.500%, 07-25-2045 (1)(3)	542,312	486,493
Structured Adjustable Rate Mortgage Loan Trust

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

Series 2005-17, Class 5A1, 3.677%, 08-25-2035 (1)	$526,662	$316,459
Series 2005-18, Class 1A1, 3.663%, 09-25-2035 (1)	766,991	594,495
Series 2005-20, Class 1A1, 3.511%, 10-25-2035 (1)	803,474	730,478
Series 2005-23, Class 3A1, 3.361%, 01-25-2036 (1)	97,394	62,403
Series 2007-3, Class 2A1, 3.303%, 04-25-2037 (1)	368,546	347,914
Structured Asset Mortgage Investments Inc
Series 2005-AR5, Class A2, 3.493% (1 Month LIBOR USD + 0.500%), 07-19-2035 (2)	139,285	130,377
Series 2006-AR3, Class 22A1, 2.891%, 05-25-2036 (1)	439,343	244,657
Series 2006-AR5, Class 3A1, 3.504% (1 Month LIBOR USD + 0.420%), 05-25-2036 (2)	2,036,608	839,089
Series 2006-AR5, Class 1A1, 3.504% (1 Month USD LIBOR + 0.420%), 05-25-2036 (2)	138,923	107,091
Structured Asset Securities Corporation
Series 2003-37A, Class 2A, 3.156%, 12-25-2033	53,659	51,614
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 2.664%, 04-25-2037 (1)	172,998	111,146
Series 2007-4, Class 2A1, 3.636%, 10-25-2037 (1)	144,642	115,475
TBW Mortgage Backed Pass Through Certificates
Series 2006-3, Class 2A1, 6.500%, 07-25-2036	879,973	346,433
Thornburg Mortgage Securities Trust
Series 2005-1, Class A2, 2.094%, 04-25-2045 (1)(a)	204,440	186,552
TIAA Bank Mortgage Loan Trust
Series 2018-3, Class A13, 4.000%, 11-25-2048 (1)(3)	175,137	163,989
WAMU Mortgage Pass-Through Certificates
Series 2004-S1, Class 1A11, 5.500%, 03-25-2034	36,342	32,820
Series 2004-S2, Class 2A4, 5.500%, 06-25-2034	141,274	135,968
Series 2004-AR9, Class B1, 3.911%, 08-25-2034 (1)	192,731	180,562
Series 2004-A11, Class A, 4.141%, 10-25-2034 (1)	156,241	144,095
Series 2004-CB3, Class 1A, 6.000%, 10-25-2034	47,905	46,220
Series 2005-AR5, Class A6, 3.311%, 05-25-2035 (1)	132,767	124,336
Series 2005-AR12, Class 1A4, 3.803%, 10-25-2035 (1)	33,791	31,822
Series 2006-AR2, Class 2A1, 3.220%, 03-25-2036 (1)	99,649	89,985
Series 2006-AR14, Class 2A3, 2.611%, 11-25-2036 (1)	124,035	112,070
Series 2007-HY1, Class 1A1, 2.781%, 02-25-2037 (1)	187,798	165,857
Series 2005-AR2, Class 2A3, 3.784% (1 Month LIBOR USD + 0.700%), 01-25-2045 (2)	70,064	67,468
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.500%, 03-25-2035	236,144	212,296
Series 2005-7, Class 2CB4, 5.500%, 08-25-2035	588,816	554,188
Series 2006-4, Class 3A3, 6.467%, 05-25-2036 (4)	221,689	190,434
Series 2006-AR10, Class A2B, 3.504% (1 Month USD LIBOR + 0.420%), 12-25-2036 (2)	663,169	92,539
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 1A4, 5.750%, 07-25-2037	306,254	253,710
Series 2007-PA6, Class A1, 3.864%, 12-28-2037 (1)(a)	122,334	104,412
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 2A1, 4.441%, 09-25-2036 (1)	89,825	85,828
Series 2006-AR14, Class 2A3, 4.363%, 10-25-2036 (1)	77,403	72,676
Series 2018-1, Class A1, 3.500%, 07-25-2047 (1)(3)	32,013	27,798

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

Series 2021-INV1, Class A2, 2.500%, 08-25-2051 (1)(3)	$88,694	$70,626
Winwater Mortgage Loan Trust
Series 2015-A, Class A3, 3.500%, 06-20-2045 (1)(3)	257,223	232,882
Yale Mortgage Loan Trust
Series 2007-1, Class A, 3.484% (1 Month USD LIBOR + 0.400%), 06-25-2037 (2)(3)	84,534	28,677

TOTAL MORTGAGE BACKED SECURITIES - NON-AGENCY
(Cost $107,822,217)		97,565,759

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ― 2.1%
FannieMae Grantor Trust
Series 2004-T5, Class A13, 3.044%, 05-28-2035 (1)	1,012,578	952,071
Series 2004-T5, Class AB7, 2.944%, 05-28-2035 (1)	395,119	357,480
Series 2002-T4, Class A3, 7.500%, 12-25-2041	163,466	174,614
Series 2002-T16, Class A4, 4.487%, 05-25-2042 (1)	23,816	23,261
FannieMae Whole Loan
Series 2002-W8, Class A2, 7.000%, 06-25-2042	168,057	177,798
FHLMC Structured Pass Through Securities
Series T-076, Class 2A, 1.949%, 10-25-2037 (1)	255,097	234,434
Series T-042, Class A5, 7.500%, 02-25-2042	155,750	160,033
Series T-063, Class 1A1, 2.059% (12 Month US Treasury Average + 1.200%), 02-25-2045 (2)(a)	75,179	71,661
Freddie Mac
Series 4076, Class QB, 1.750%, 11-15-2041	141,840	134,201
Series 5020, Class HA, 1.000%, 08-25-2050	987,240	762,838
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class 2A, 3.500%, 05-25-2047	28,903	27,170
Government National Mortgage Association
Series 2011-43, Class ZQ, 5.500%, 01-16-2033	499,286	499,799
Series 2016-51, Class BO, 04-20-2046 (6)	161,640	114,485
Series 2016-H03, Class FB, 3.007% (1 Month USD LIBOR + 0.650%), 01-20-2066 (2)	51,842	51,501
Series 2019-043, Class SQ, 3.036% (1 Month LIBOR USD + 6.050%), 04-20-2049 (2)(5)	3,369,684	194,781

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY
(Cost $4,136,004)		3,936,127

MORTGAGE SECURED NOTE ― 0.4%
KORTH DIRECT MORTGAGE
Series B, 12.500%, 01-25-2027 (2)(3)(a)	800,000	800,000

TOTAL MORTGAGE SECURED NOTE
(Cost $800,000)		800,000

Regan Total Return Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2022

SHORT TERM INVESTMENTS ― 14.9%
MONEY MARKET FUNDS ― 0.8%
First American Treasury Obligations Fund - 2.875% (b)	$1,561,961	$1,561,961

TOTAL MONEY MARKET FUNDS
(cost $1,561,961)		1,561,961

US TREASURY BILLS ― 14.1%
0%, 12-8-2022	1,500,000	1,491,801
0%, 1-26-2023	10,000,000	9,892,183
0%, 3-16-2023	10,000,000	9,832,766
0%, 3-2-2023	5,000,000	4,923,104

TOTAL US TREASURY BILLS
(cost $26,226,673)		26,139,854

TOTAL SHORT TERM INVESTMENTS
(Cost $27,788,634)		27,701,815

TOTAL INVESTMENTS ― 98.6%
(Cost $196,896,794)		183,061,406
Other Assets in Excess of Liabilities ― 1.4%		2,569,217
TOTAL NET ASSETS ― 100.0%		$185,630,623

(1)	Variable Rate Security. The Coupon is based on an underlying pool of loans and represents the rate in effect as of September 30, 2022.
(2)	Floating Rate Security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(3)	Restricted security deemed liquid. The total market value of these securities was $21,784,570 (11.74% of total net assets) as of September 30, 2022.
(4)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of September 30, 2022.
(5)	Interest only factor based debt instrument.
(6)	Principal only factor based debt instrument.
(a)	Value determined using unobservable inputs.
(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2022.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2022

Assets
Investments, at value (cost $196,896,794)	$183,061,406
Interest Receivable	855,519
Receivable for capital shares sold	962,813
Receivable for investments sold	649,167
Receivable from Custody	341,554
Other assets	52,444
Total Assets	185,922,903

Liabilities
Payable for capital shares redeemed	16,634
Payable for investments purchased	46,095
Distribution fees - Investor Class	1,295
Payable to Advisor	87,150
Payable for professional fees	16,558
Payable for administration and accounting	57,718
Payable for directors fees	308
Payable to custodian	4,987
Payable for transfer agent fees	24,591
Accrued Shareholder Servicing Fees	18,695
Accrued expenses and other liabilities	18,249
Total Liabilities	292,280

Net Assets	$185,630,623

Components of Net Assets
Paid-in capital	$182,218,712
Total distributable earnings	3,411,911
Net Assets	$185,630,623

Institutional Class:
Net assets	$180,600,105
Shares outstanding (unlimited number of shares authorized, no par value)	19,448,674
Net asset value, offering and redemption price per share	$9.29

Investor Class:
Net assets	$5,030,518
Shares outstanding (unlimited number of shares authorized, no par value)	537,604
Net asset value, offering and redemption price per share	$9.36

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

STATEMENT OF OPERATIONS

For the Period Ended September 30, 2022

Investment Income
Interest income	$11,165,180

Expenses
Advisory fees	1,116,250
Administration fees (Note 3)	207,051
Shareholder servicing fees (Note 6)	121,631
Transfer agent fees and expenses (Note 3)	98,092
Registration fees	76,359
Custody fees (Note 3)	28,302
Legal fees	28,211
Audit fees	22,575
Trustees’ fees	17,170
Shareholder reporting fees	13,543
Compliance fees (Note 3)	12,001
Miscellaneous expenses	6,989
Distribution fees - Investor Class (Note 7)	5,809
Insurance expense	5,780
Total Expenses	1,759,763
Expenses waived and reimbursed by the Adviser (Note 3)	(128,004)
Net Expenses	1,631,759

Net Investment Income	9,533,421

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on Investments	(397,007)
Change in unrealized appreciation/depreciation on investments	(13,120,688)
Net Realized and Unrealized Loss on Investments	(13,517,695)

Net decrease in Net Assets from Operations	$(3,984,274)

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2022	Year Ended September 30, 2021*
Operations
Net investment income	$9,533,421	$1,796,779
Net realized gain (loss) on investments	(397,007)	278,131
Change in unrealized appreciation/depreciation on investments	(13,120,688)	(714,700)
Net increase (decrease) in Net Assets from Operations	(3,984,274)	1,360,210

Distributions to Shareholders
From distributable earnings
Institutional Class	(6,759,171)	(1,538,444	)(1)
Investor Class	(141,976)	(32,029	)(1)
Return of Capital
Institutional Class	(3,094,686)	(545,053	)(1)
Investor Class	(65,004)	(11,348	)(1)
Total Distributions to Shareholders	(10,060,837)	(2,126,874)

Capital Share Transactions
Proceeds from shares sold
Institutional Class	222,169,607	61,980,903
Investor Class	7,584,807	795,977
Proceeds from shares reinvested
Institutional Class	8,084,876	1,876,695
Investor Class	196,460	37,961
Cost of shares redeemed
Institutional Class	(88,176,330)	(10,810,252)
Investor Class	(3,282,123)	(16,183)
Net Increase in Net Assets from Capital Share Transactions	146,577,297	53,865,101

Total Increase in Net Assets	132,532,186	53,098,437

Net Assets
Beginning of year	53,098,437	—
End of year	$185,630,623	$53,098,437

*	The inception date of the Fund is October 1, 2020.
(1)	Amount does not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

Regan Total Return Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended September 30, 2022	Year Ended September 30, 2021*
Capital Shares Transactions
Institutional Class
Shares Sold	22,601,401	5,944,500
Shares reinvested	837,743	182,918
Shares redeemed	(9,081,969)	(1,035,919)
Net increase in shares outstanding	14,357,175	5,091,499

Investor Class
Shares Sold	765,762	76,600
Shares reinvested	20,197	3,671
Shares redeemed	(327,074)	(1,552)
Net increase in shares outstanding	458,885	78,719

*	The inception date of the Fund is October 1, 2020.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021 (1)
Net Asset Value, Beginning of Year	$10.27	$10.00

Gain from Investment Operations:
Net investment income (2)	0.74	0.95
Net realized and unrealized gain (loss) on investments	(0.89)	0.49
Total Gain from Investment Operations	(0.15)	1.44

Less Distributions:
From net investment income	(0.45)	(0.82	)(3)
From net realized gain on investments	(0.02)	(0.06)
From return of capital	(0.36)	(0.29	)(3)
Total Distributions	(0.83)	(1.17)
Net Asset Value, End of Year	$9.29	$10.27

Total Return	(1.65)%	14.96%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$180,600	$52,283
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.40%	2.56%
After fees waived and reimbursed by the Adviser	1.30%	1.28%
Ratio of net investment income to average net assets
After fees waived and reimbursed by the Adviser	7.61%	9.15%
Portfolio turnover rate	62.88%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount does not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021 (1)
Net Asset Value, Beginning of Year	$10.36	$10.00

Gain from Investment Operations:	0.72	1.03
Net investment income (2)
Net realized and unrealized gain (loss) on investments	(0.90)	0.41
Total Gain from Investment Operations	(0.18)	1.44

Less Distributions:
From net investment income	(0.44)	(0.75	)(3)
From net realized gain on investments	(0.02)	(0.06)
From return of capital	(0.36)	(0.27	)(3)
Total distributions	(0.82)	(1.08)
Net Asset Value, End of Year	$9.36	$10.36

Total Return	(1.91)%	14.72%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$5,031	$816
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.67%	5.23%
After fees waived and reimbursed by the Adviser	1.54%	1.53%
Ratio of net investment income to average net assets
After fees waived and reimbursed by the Adviser	7.36%	9.89%
Portfolio turnover rate	62.88%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount does not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2022

NOTE 1 – ORGANIZATION

Regan Total Return Income Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Regan Capital LLC (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was October 1, 2020. The investment objective of the Fund is to provide a high level of risk-adjusted current income and capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2022

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market -based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$—	$52,741,622	$316,083	$53,057,705
Mortgage Backed Securities – Non-Agency	—	94,923,370	2,642,389	97,565,759
Mortgage Backed Securities – Agency	—	3,864,466	71,661	3,936,127
Mortgage Secured Note	—	—	800,000	800,000
Short Term Investments	1,561,961	26,139,854	—	27,701,815
Total	$1,561,961	$177,669,312	$3,830,133	$183,061,406

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2022

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Please refer to the Schedule of Investments for further classification.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities	Mortgage Backed Securities – Non- Agency	Mortgage Backed Securities – Agency	Mortgage Secured Note
Balance at September 30, 2021	$633,740	$929,692	$—	$—
Purchased	1,056,536	3,313,506	73,566	800,000
Accrued discounts/premiums	81,925	69,854	—	—
Sale/Paydown Proceeds	(291,290)	(850,585)	(1,998)	—
Realized Gain (Loss)	34,122	38,543	93	—
Change in unrealized Appreciation (depreciation)	(213,794)	(86,489)	—	—
Transfers from Level 3(1)	(985,156)	(772,132)	—	—
Balance at September 30, 2022	$316,083	$2,642,389	$71,661	$800,000

(1)	Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period. The Adviser believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2022

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at September 30, 2022 was $(46,816).

The following is a summary of quantitative information about Level 3 valued measurements:

Regan Total Return Income Fund

	Value at September 30, 2022	Valuation Technique(s)
Asset Backed Securities	$316,083	Acquisition Cost
Mortgage Backed Securities – Agency	$71,661	Acquisition Cost
Mortgage Backed Securities – Non-Agency	$2,642,389	Acquisition Cost
Mortgage Secured Note	$800,000	Acquisition Cost

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.

B. Security Transactions, Investment Income and Distributions

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Distributions to Shareholders

Distributions from net investment income, if any, are declared at least quarterly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

D. Federal Income Taxes

The Fund has elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2022

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended September 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.89%.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses (other than shareholder servicing fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses, Rule 12b-1 fees, or intermediary servicing fees) for each class so that annual operating expenses will not exceed 1.20% ( the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2023 and may be terminated only by the Trust for Advised Portfolios Board of Trustees. The Adviser may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid and (2) the Fund’s Expense Cap at the time of recoupment.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended September 30, 2022, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and Fund Accounting	$207,051
Compliance Service	12,001
Custody	28,302
Transfer Agency	98,092

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2022

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

At September 30, 2022, the expenses reimbursed, and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Regan Total Return Income Fund
Fiscal Year	Waived/reimbursed	Expiration
September 30, 2021	$253,439	September 30, 2024
September 30, 2022	128,004	September 30, 2025

At September 30, 2022, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and Fund Accounting	$57,718
Compliance Services	3,003
Custody	4,987
Transfer Agency	24,591

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

The Independent Trustees were paid $17,170 for their services and reimbursement of travel expenses during the period ended September 30, 2022. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended September 30, 2022, were as follows:

	Non-Government	Government
Purchases	$177,309,190	$4,406,915
Sales	$62,635,532	$357,896

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2022

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At September 30, 2022, the components of distributable earnings for income tax purposes were as follows:

Regan Total Return Income Fund

Cost of investments	$179,990,775
Gross unrealized appreciation	17,060,835
Gross unrealized depreciation	(13,990,204)
Net unrealized appreciation on investments	3,070,631

Undistributed ordinary income	509,073
Undistributed long-term capital gains	—
Distributable earnings	509,073
Other book/tax temporary differences	(167,793)
Total distributable earnings	$3,411,911

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the recognition of accretable yield on deep discounted mortgage back securities.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2022, the following table shows the reclassifications made:

	Total Distributable Earnings	Paid-In Capital
Regan Total Return Income Fund	$ 15,063,997	$ (15,063,997)

The following table summarizes the characteristics of distributions paid during the years ended September 30, 2022 and September 30, 2021:

Regan Total Return Income Fund

	Income	Long Term Capital Gains	Return of Capital	Total Distributions
September 30, 2022	$6,901,147	$—	$3,159,690	$10,060,837
September 30, 2021 (1)	1,570,473	—	556,401	2,126,874

(1)	Income and Return of Capital amounts do not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2022

NOTE 5 – FEDERAL INCOME TAX INFORMATION (Continued)

The Fund also designates as distributions of long term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2022, the Fund had no late-year or post-October losses.

At September 30, 2022, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short Term	Long Term	Total
$130,915	$36,878	$167,793

The Fund did not utilize any capital loss carryforwards at September 30, 2022.

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets up to a maximum rate as follows:

Institutional Class	0.10%	Investor Class	0.15%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.

For the year ended September 30, 2022, class specific Shareholder Servicing fees were as follows:

Institutional Class	$119,386	Investor Class	$2,245

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the period ended September 30, 2022, distribution fees incurred are disclosed on the Statement of Operations.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2022

NOTE 7 – DISTRIBUTION PLAN (Continued)

For the year ended September 30, 2022, class specific Distribution fees were as follows:

Investor Class	$5,809

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – LINE OF CREDIT

The Fund has access to a $15 million secured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the year ended September 30, 2022 was as follows:

Maximum Available Credit	$15,000,000
Largest Amount Outstanding on an Individual Day	$7,511,000
Average Daily Loan Outstanding	$1,790,857
Interest Expense – 7 days	$2,109
Loan Outstanding as of September 30, 2022	$—
Average Interest Rate	6.04%

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The main objective of ASU 2020-04 is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Inter-bank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. ASU 2020-04 allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the adoption of ASU 2020-04 to the Fund’s financial statements and various filings.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2022

NOTE 12 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.

Asset-Backed Securities Risk (“ABS”). ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets. In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.

Credit Risk. There is a risk that the issuer of a mortgage-backed security may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2022

NOTE 12 – PRINCIPAL RISKS (Continued)

Interest Rate Risk. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.

NOTE 13 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2022, Charles Schwab & Co., Inc. held approximately 45%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of Regan Total Return Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Regan Total Return Income Fund, a series of shares of beneficial interest in Trust for Advised Portfolios (the “Fund”), including the schedule of investments, as of September 30, 2022, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for period October 1, 2020 (commencement of operations) through September 30, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period October 1, 2020 through September 30, 2021, in conformity with accounting principles generally accepted in the United States of America

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2010.

Philadelphia, Pennsylvania
December 2, 2022

Regan Total Return Income Fund

Approval of Investment Advisory Agreement (Unaudited)

September 30, 2022

At a meeting held on August 25 and 26, 2022, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the investment advisory agreement (“Advisory Agreement”) with Regan Capital, LLC (“Adviser”) for the Regan Total Return Income Fund (“Fund”).

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the year it met with representatives of the Adviser to discuss Fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer group average/median for the year-to-date and one-year period as of June 30, 2022. The Board also considered the Fund had underperformed relative its benchmark and the Adviser’s composite for the one-year period.

●	The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Fund’s advisory fee and net expense ratio was higher than its peer group median/average but still within. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser was within the range of advisory fees charged to comparable funds and concluded that such fee was fair and reasonable.

●	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to maintain its caps on Fund expenses. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to The Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Regan Total Return Income Fund

Additional Information (Unaudited)

September 30, 2022

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888 -44-REGAN or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Tax Information

For the fiscal period ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Regan Total Return Income Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2021, was as follows:

Regan Total Return Income Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Regan Total Return Income Fund	0.00%

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund’s Board has designated the Operational Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund’s Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Regan Total Return Income Fund

Trustees and Officer Information (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors	1	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	1	None
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	1	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee and Chairman	Since 2018	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	1	None

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Jack Huntington 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1966	Chief Compliance Officer and AML Officer	Since 2022	Vice President, U.S. Bancorp Fund Services, LLC (2022 to present); Director and Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2015 to 2022)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1980	President and Principal Executive Officer	Since 2022	Vice President, U.S, Bancorp Fund Services, LLC (2011 to present)
Eric T. McCormick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1980	Treasurer and Principal Financial Officer	Since 2022	Vice President, U.S, Bancorp Fund Services, LLC (2005 to present)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1980	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 to present); Associate, Legal & Compliance, PIMCO (2012 to 2018)

(1) Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.

(2) The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds.

The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3) “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4) The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5) Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that he is an interested person of U.S. Bancorp Fund Services, LLC, the Fund’s administrator, fund accountant, and transfer agent.

The Fund’s Statement of Additional Information (“SAI”) includes information about the Fund’s Trustees and is available without charge, upon request, by calling 1-888-44-REGAN (1-888-447-3426).

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

● Information we receive about you on applications or other forms;

● Information you give us orally; and/or

● Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Regan Capital, LLC
8350 North Central Expressway, Suite G108
Dallas, Texas 75206

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

 A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Harry E. Resis and Brian Ferrie are “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2022	FYE 09/30/2021
( a ) Audit Fees	$17,850	$17,500
( b ) Audit-Related Fees	None	None
( c ) Tax Fees	$3,100	$3,100
( d ) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 09/30/2022	FYE 09/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2022	FYE 09/30/2021
Registrant	$3,100	$3,100
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/  Russell B. Simon
                    Russell B. Simon, President

Date        12/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Russell B. Simon
                    Russell B. Simon, President

Date       12/8/2022

By  /s/  Eric T. McCormick
                    Eric T. McCormick, Treasurer

Date         12/7/2022